                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors, LLC,
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2007

DATE OF REPORTING PERIOD: January 31, 2007

                       CALAMOS STRATEGIC TOTAL RETURN FUND

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2007 (UNAUDITED)

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
CORPORATE BONDS (38.4%)
                   CONSUMER DISCRETIONARY (13.1%)
$  4,431,000       Asbury Automotive Group, Inc.
                   8.000%, 03/15/14                              $     4,519,620
   7,090,000       Aztar Corp.
                   7.875%, 06/15/14                                    7,749,370
  10,064,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                   10,391,080
   4,431,000       Boyd Gaming Corp. <
                   7.750%, 12/15/12                                    4,580,546
   8,198,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                    8,618,148
                   EchoStar DBS Corp.
  13,738,000       7.125%, 02/01/16                                   13,858,207
   1,950,000       6.625%, 10/01/14                                    1,915,875
   5,761,000   GBP EMI Group, PLC
                   8.250%, 05/20/08                                   11,823,438
  18,612,000       Expedia, Inc.* <
                   7.456%, 08/15/18                                   19,206,988
   7,977,000       GameStop Corp. <
                   8.000%, 10/01/12                                    8,475,563
  13,294,000       General Motors Corp.
                   7.200%, 01/15/11                                   12,994,885
  17,726,000       Goodyear Tire & Rubber Company <
                   7.857%, 08/15/11                                   18,213,465
   7,534,000       Group 1 Automotive, Inc. <
                   8.250%, 08/15/13                                    7,797,690
  15,067,000       Hanes Brands, Inc.* < ++
                   8.735%, 12/15/14                                   15,556,677
   7,977,000       Hovnanian Enterprises, Inc. <
                   7.750%, 05/15/13                                    7,977,000
   7,977,000       Idearc, Inc.*
                   8.000%, 11/15/16                                    8,146,511
   6,744,000       Jarden Corp. <
                   9.750%, 05/01/12                                    7,173,930
   2,874,000       Kellwood Company
                   7.625%, 10/15/17                                    2,628,397
   6,647,000       Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                    6,580,530
   4,431,000       Liberty Media Corp.
                   8.250%, 02/01/30                                    4,401,419
  15,289,000       Linens 'n Things, Inc. < ++
                   10.985%, 01/15/14                                  14,906,775
                   Mandalay Resort Group <
  12,891,000       10.250%, 08/01/07                                  13,197,161
   5,761,000       7.625%, 07/15/13                                    5,732,195
  11,522,000       Meritage Corp.
                   7.000%, 05/01/14                                   11,118,730
   5,318,000       NCL Holding, ASA
                   10.625%, 07/15/14                                   5,437,655
   4,431,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                    4,608,240
                   Pinnacle Entertainment, Inc.
   7,977,000       8.250%, 03/15/12                                    8,206,339
   4,560,000       8.750%, 10/01/13 <                                  4,845,000

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  8,876,000       Reader's Digest Association, Inc.
                   6.500%, 03/01/11                              $     9,120,090
  11,522,000       Royal Caribbean Cruises, Ltd.
                   7.500%, 10/15/27                                   11,370,244
  16,840,000       Service Corp. International
                   6.750%, 04/01/16                                   16,545,300
  13,294,000       Standard Pacific Corp. <
                   9.250%, 04/15/12                                   13,726,055
   1,950,000       Station Casinos, Inc.
                   6.875%, 03/01/16                                    1,794,000
   4,431,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                    4,386,690
                   Warner Music Group
  16,396,000       7.375%, 04/15/14 <                                 16,232,040
   2,216,000   GBP 8.125%, 04/15/14                                    4,473,500
   1,950,000       Wynn Las Vegas, LLC <
                   6.625%, 12/01/14                                    1,940,250
                                                                 ---------------
                                                                     330,249,603
                                                                 ---------------
                   CONSUMER STAPLES (2.9%)
   1,773,000       Alimentation Couche-Tard Inc.
                   7.500%, 12/15/13                                    1,812,893
   7,534,000       Central Garden & Pet Company
                   9.125%, 02/01/13                                    7,891,865
  13,073,000       Chiquita Brands International, Inc. <
                   7.500%, 11/01/14                                   11,831,065
  10,192,000       Del Monte Foods Company
                   8.625%, 12/15/12                                   10,803,520
  15,067,000       Jean Coutu Group, Inc.
                   8.500%, 08/01/14                                   15,745,015
   9,749,000       NBTY, Inc.
                   7.125%, 10/01/15                                    9,773,372
                   Pilgrim's Pride Corp.
  10,636,000       8.375%, 05/01/17 <                                 10,529,640
   5,318,000       7.625%, 05/01/15                                    5,291,410
                                                                 ---------------
                                                                      73,678,780
                                                                 ---------------
                   ENERGY (5.0%)
  10,636,000       Arch Western Finance, LLC
                   6.750%, 07/01/13                                   10,556,230
                   Chesapeake Energy Corp.
   6,204,000       6.875%, 01/15/16 <                                  6,172,980
   3,545,000       7.500%, 06/15/14                                    3,664,644
   4,773,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                    4,599,979
   1,764,000       Energy Partners, Ltd.
                   8.750%, 08/01/10                                    1,799,280
  13,117,000       Giant Industries, Inc.
                   8.000%, 05/15/14                                   14,149,964
   4,431,000       Houston Exploration Company
                   7.000%, 06/15/13                                    4,486,387
   4,431,000       Petrohawk Energy Corp.
                   7.125%, 04/01/12                                    4,253,760
                   Petroleo Brasileiro, SA
  14,624,000       9.125%, 07/02/13                                   17,128,360
  13,738,000       8.375%, 12/10/18                                   16,293,268
   1,773,000       Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                    1,820,367

                See accompanying notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  4,431,000       Superior Energy Services, Inc.
                   6.875%, 06/01/14                              $     4,364,535
  10,037,000       Swift Energy Company <
                   9.375%, 05/01/12                                   10,589,035
   6,692,000       Whiting Petroleum Corp.
                   7.250%, 05/01/12                                    6,675,270
  17,726,000       Williams Companies, Inc.
                   7.750%, 06/15/31                                   18,700,930
                                                                 ---------------
                                                                     125,254,989
                                                                 ---------------
                   FINANCIALS (3.7%)
  35,452,000       Dow Jones & Company, Inc.* <
                   8.000%, 12/29/11                                   36,005,051
                   E*TRADE Financial Corp.
  17,159,000       7.375%, 09/15/13                                   17,888,257
  11,832,000       7.875%, 12/01/15 <                                 12,719,400
   3,013,000       8.000%, 06/15/11                                    3,159,884
  13,294,000       Leucadia National Corp.
                   7.000%, 08/15/13                                   13,393,705
   9,306,000       Senior Housing Properties Trust
                   8.625%, 01/15/12                                   10,143,540
                                                                 ---------------
                                                                      93,309,837
                                                                 ---------------
                   HEALTH CARE (3.0%)
   4,431,000       Ameripath, Inc.
                   10.500%, 04/01/13                                   4,829,790
   2,659,000       Angiotech Pharmaceuticals, Inc. <
                   7.750%, 04/01/14                                    2,459,575
   4,431,000       Bio-Rad Laboratories, Inc.
                   7.500%, 08/15/13                                    4,608,240
   5,096,000       Biovail Corp.
                   7.875%, 04/01/10                                    5,229,770
   1,950,000       DaVita, Inc. <
                   7.250%, 03/15/15                                    1,984,125
                   HCA, Inc.*
   3,102,000       9.125%, 11/15/14 <                                  3,307,508
   1,329,000       9.250%, 11/15/16                                    1,415,385
   1,418,000       Omnicare, Inc. <
                   6.875%, 12/15/15                                    1,407,365
   9,749,000       Psychiatric Solutions, Inc.
                   7.750%, 07/15/15                                    9,773,372
  15,687,000       Tenet Healthcare Corp.
                   9.250%, 02/01/15                                   15,726,217
  11,522,000       Valeant Pharmaceuticals International
                   7.000%, 12/15/11                                   11,118,730
  11,965,000       Vanguard Health Systems, Inc. <
                   9.000%, 10/01/14                                   12,308,994
                                                                 ---------------
                                                                      74,169,071
                                                                 ---------------
                   INDUSTRIALS (2.8%)
   5,894,000       American Airlines, Inc. <
                   7.250%, 02/05/09                                    6,041,350
   2,659,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                                    2,791,950
  14,624,000       CNH Global, NV
                   9.250%, 08/01/11                                   15,574,560
   1,773,000       FTI Consulting, Inc. <
                   7.625%, 06/15/13                                    1,823,974

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  4,431,000       Gardner Denver, Inc.
                   8.000%, 05/01/13                              $     4,641,472
   8,420,000       General Cable Corp. <
                   9.500%, 11/15/10                                    8,925,200
   4,015,000       H&E Equipment Service, Inc.
                   8.375%, 07/15/16                                    4,265,938
   3,328,000       Manitowoc Company, Inc.
                   10.500%, 08/01/12                                   3,573,440
   4,431,000       Sequa Corp.
                   8.875%, 04/01/08                                    4,575,007
   5,096,000       Trinity Industries, Inc.
                   6.500%, 03/15/14                                    5,032,300
   4,431,000       WESCO International, Inc.
                   7.500%, 10/15/17                                    4,475,310
   4,431,000       Westinghouse Air Brake Technologies
                   Corp.
                   6.875%, 07/31/13                                    4,408,845
   4,875,000       Williams Scotsman International,
                   Inc. <
                   8.500%, 10/01/15                                    5,094,375
                                                                 ---------------
                                                                      71,223,721
                                                                 ---------------
                   INFORMATION TECHNOLOGY (2.1%)
  16,195,000       Advanced Micro Devices, Inc.
                   7.750%, 11/01/12                                   16,599,875
   1,972,000       Anixter International, Inc.
                   5.950%, 03/01/15                                    1,875,865
   1,950,000       Avago Technologies* <
                   11.875%, 12/01/15                                   2,145,000
   7,534,000       Celestica, Inc. <
                   7.875%, 07/01/11                                    7,402,155
  15,067,000       Freescale Semiconductor, Inc.* <
                   8.875%, 12/15/14                                   15,067,000
     975,000       Sanmina-SCI Corp.
                   8.125%, 03/01/16                                      933,563
   9,306,000       SunGard Data Systems, Inc. <
                   9.125%, 08/15/13                                    9,841,095
                                                                 ---------------
                                                                      53,864,553
                                                                 ---------------
                   MATERIALS (2.8%)
   2,216,000       Agrium, Inc.
                   7.125%, 05/23/36                                    2,332,925
   2,659,000       Century Aluminum Company <
                   7.500%, 08/15/14                                    2,712,180
   7,737,000       Freeport-McMoRan Copper & Gold, Inc.
                   10.125%, 02/01/10                                   8,172,206
   1,950,000       Gibraltar Industries, Inc.
                   8.000%, 12/01/15                                    1,930,500
                   Ineos Group Holdings, PLC*
  11,965,000   EUR 7.875%, 02/15/16                                   14,736,873
   2,216,000       8.500%, 02/15/16 <                                  2,132,900
   8,863,000       IPSCO, Inc.
                   8.750%, 06/01/13                                    9,549,883
   2,659,000       P.H. Glatfelter Company
                   7.125%, 05/01/16                                    2,692,238
                   Union Carbide Corp.
   9,705,000       7.875%, 04/01/23 <                                 10,395,744
   7,666,000       7.500%, 06/01/25                                    7,915,459

                See accompanying notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  6,514,000       Westlake Chemical Corp. <
                   6.625%, 01/15/16                              $     6,416,290
                                                                 ---------------
                                                                      68,987,198
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (2.0%)
  11,522,000       Alamosa Holdings, Inc. <
                   8.500%, 01/31/12                                   12,218,747
   1,507,000       Citizens Communications Company
                   9.000%, 08/15/31                                    1,631,328
   3,988,000       IPCS, Inc.
                   11.500%, 05/01/12                                   4,426,680
   7,977,000       Leap Wireless International, Inc.*
                   9.375%, 11/01/14                                    8,415,735
   5,761,000   CAD Rogers Cable, Inc.
                   7.250%, 12/15/11                                    5,347,234
   4,431,000       Sprint Nextel Corp.
                   11.000%, 07/31/10                                   4,762,926
   4,431,000       Syniverse Technologies, Inc.
                   7.750%, 08/15/13                                    4,464,232
   7,977,000       Windstream Corp.
                   8.625%, 08/01/16                                    8,744,786
                                                                 ---------------
                                                                      50,011,668
                                                                 ---------------
                   UTILITIES (1.0%)
  10,636,000       Edison International
                   7.730%, 06/15/09                                   11,008,260
  15,953,000       TXU Corp.
                   6.500%, 11/15/24                                   14,852,945
                                                                 ---------------
                                                                      25,861,205
                                                                 ---------------
                   TOTAL CORPORATE BONDS
                   (Cost $950,028,881)                               966,610,625
                                                                 ---------------
CONVERTIBLE BONDS (13.6%)
                   CONSUMER DISCRETIONARY (5.5%)
   7,000,000       General Motors Corp.
                   6.250%, 07/15/33                                    6,678,000
   5,680,000       Liberty Media Corp. (CBS Corp.) < &
                   3.250%, 03/15/31                                    4,913,200
  16,500,000   GBP Punch Taverns Redwood Jersey Company Ltd.
                   5.000%, 12/14/10                                   39,873,552
  21,500,000       The Interpublic Group of Companies, Inc.* ++
                   5.710%, 06/15/09                                   27,827,450
                   United Auto Group, Inc.
  10,151,000       3.500%, 04/01/26*                                  11,838,604
   5,849,000       3.500%, 04/01/26                                    6,821,396
  32,000,000       Walt Disney Company <
                   2.125%, 04/15/23                                   39,960,000
                                                                 ---------------
                                                                     137,912,202
                                                                 ---------------
                   FINANCIALS (1.1%)
   4,350,000       Host Hotels & Resorts, Inc.*
                   3.250%, 04/15/24                                    6,911,063
  18,750,000       Travelers Property Casualty Corp.
                   4.500%, 04/15/32                                   19,320,000
                                                                 ---------------
                                                                      26,231,063
                                                                 ---------------

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
                   HEALTH CARE (0.9%)
$ 20,000,000       Wyeth < ++
                   4.877%, 01/15/24                              $    21,486,000
                                                                 ---------------
                   INDUSTRIALS (1.2%)
  16,000,000       Lockheed Martin Corp. < ++
                   5.124%, 08/15/33                                   22,114,880
   7,500,000       Quanta Services, Inc.*
                   3.750%, 04/30/26                                    8,615,625
                                                                 ---------------
                                                                      30,730,505
                                                                 ---------------
                   INFORMATION TECHNOLOGY (2.2%)
  17,000,000       Electronic Data Systems Corp. <
                   3.875%, 07/15/23                                   17,828,750
   8,000,000       Mentor Graphics Corp.*
                   6.250%, 03/01/26                                   10,700,000
  27,970,000       Vishay Intertechnology, Inc.
                   3.625%, 08/01/23                                   27,900,075
                                                                 ---------------
                                                                      56,428,825
                                                                 ---------------
                   UTILITIES (2.7%)
  20,000,000       CenterPoint Energy, Inc.
                   3.750%, 05/15/23                                   30,600,000
   5,750,000   EUR International Power, PLC
                   3.250%, 07/20/13                                    9,126,250
   8,750,000   GBP Scottish & Southern Energy, PLC
                   3.750%, 10/29/09                                   29,120,795
                                                                 ---------------
                                                                      68,847,045
                                                                 ---------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $296,992,245)                               341,635,640
                                                                 ---------------
SYNTHETIC CONVERTIBLE SECURITIES (5.8%)
               CORPORATE BONDS (4.9%)
                   CONSUMER DISCRETIONARY (1.7%)
     569,000       Asbury Automotive Group, Inc.
                   8.000%, 03/15/14                                      580,380
     910,000       Aztar Corp.
                   7.875%, 06/15/14                                      994,630
   1,291,000       Beazer Homes USA, Inc.
                   8.375%, 04/15/12                                    1,332,957
     569,000       Boyd Gaming Corp. <
                   7.750%, 12/15/12                                      588,204
   1,052,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                    1,105,915
                   EchoStar DBS Corp.
   1,762,000       7.125%, 02/01/16                                    1,777,417
     250,000       6.625%, 10/01/14                                      245,625
     739,000   GBP EMI Group, PLC
                   8.250%, 05/20/08                                    1,516,667
   2,388,000       Expedia, Inc.* <
                   7.456%, 08/15/18                                    2,464,340
   1,023,000       GameStop Corp. <
                   8.000%, 10/01/12                                    1,086,938
   1,706,000       General Motors Corp.
                   7.200%, 01/15/11                                    1,667,615
   2,274,000       Goodyear Tire & Rubber Company <
                   7.857%, 08/15/11                                    2,336,535

                See accompanying notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    966,000       Group 1 Automotive, Inc. <
                   8.250%, 08/15/13                              $       999,810
   1,933,000       Hanes Brands, Inc.* < ++
                   8.735%, 12/15/14                                    1,995,822
   1,023,000       Hovnanian Enterprises, Inc. <
                   7.750%, 05/15/13                                    1,023,000
   1,023,000       Idearc, Inc.*
                   8.000%, 11/15/16                                    1,044,739
     865,000       Jarden Corp. <
                   9.750%, 05/01/12                                      920,144
     369,000       Kellwood Company
                   7.625%, 10/15/17                                      337,466
     853,000       Landry's Restaurants, Inc.
                   7.500%, 12/15/14                                      844,470
     569,000       Liberty Media Corp.
                   8.250%, 02/01/30                                      565,201
   1,961,000       Linens 'n Things, Inc. < ++
                   10.985%, 01/15/14                                   1,911,975
                   Mandalay Resort Group <
   1,654,000       10.250%, 08/01/07                                   1,693,282
     739,000       7.625%, 07/15/13                                      735,305
   1,478,000       Meritage Corp.
                   7.000%, 05/01/14                                    1,426,270
     682,000       NCL Holding, ASA
                   10.625%, 07/15/14                                     697,345
     569,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                      591,760
                   Pinnacle Entertainment, Inc.
   1,023,000       8.250%, 03/15/12                                    1,052,411
     585,000       8.750%, 10/01/13 <                                    621,563
   1,139,000       Reader's Digest Association, Inc.
                   6.500%, 03/01/11                                    1,170,323
   1,478,000       Royal Caribbean Cruises, Ltd.
                   7.500%, 10/15/27                                    1,458,533
   2,160,000       Service Corp. International
                   6.750%, 04/01/16                                    2,122,200
   1,706,000       Standard Pacific Corp. <
                   9.250%, 04/15/12                                    1,761,445
     250,000       Station Casinos, Inc.
                   6.875%, 03/01/16                                      230,000
     569,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                      563,310
                   Warner Music Group
   2,104,000       7.375%, 04/15/14 <                                  2,082,960
     284,000   GBP 8.125%, 04/15/14                                      573,319
     250,000       Wynn Las Vegas, LLC <
                   6.625%, 12/01/14                                      248,750
                                                                 ---------------
                                                                      42,368,626
                                                                 ---------------
                   CONSUMER STAPLES (0.4%)
     227,000       Alimentation Couche-Tard Inc.
                   7.500%, 12/15/13                                      232,108
     966,000       Central Garden & Pet Company
                   9.125%, 02/01/13                                    1,011,885
   1,677,000       Chiquita Brands International, Inc. <
                   7.500%, 11/01/14                                    1,517,685
   1,308,000       Del Monte Foods Company
                   8.625%, 12/15/12                                    1,386,480

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  1,933,000       Jean Coutu Group, Inc.
                   8.500%, 08/01/14                              $     2,019,985
   1,251,000       NBTY, Inc.
                   7.125%, 10/01/15                                    1,254,127
                   Pilgrim's Pride Corp.
   1,364,000       8.375%, 05/01/17 <                                  1,350,360
     682,000       7.625%, 05/01/15                                      678,590
                                                                 ---------------
                                                                       9,451,220
                                                                 ---------------
                   ENERGY (0.6%)
   1,364,000       Arch Western Finance, LLC
                   6.750%, 07/01/13                                    1,353,770
                   Chesapeake Energy Corp.
     796,000       6.875%, 01/15/16 <                                    792,020
     455,000       7.500%, 06/15/14                                      470,356
     612,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                      589,815
     226,000       Energy Partners, Ltd.
                   8.750%, 08/01/10                                      230,520
   1,683,000       Giant Industries, Inc.
                   8.000%, 05/15/14                                    1,815,536
     569,000       Houston Exploration Company
                   7.000%, 06/15/13                                      576,113
     569,000       Petrohawk Energy Corp.
                   7.125%, 04/01/12                                      546,240
                   Petroleo Brasileiro, SA
   1,876,000       9.125%, 07/02/13                                    2,197,265
   1,762,000       8.375%, 12/10/18                                    2,089,732
     227,000       Premcor Refining Group, Inc.
                   7.500%, 06/15/15                                      233,065
     569,000       Superior Energy Services, Inc.
                   6.875%, 06/01/14                                      560,465
   1,288,000       Swift Energy Company <
                   9.375%, 05/01/12                                    1,358,840
     858,000       Whiting Petroleum Corp.
                   7.250%, 05/01/12                                      855,855
   2,274,000       Williams Companies, Inc.
                   7.750%, 06/15/31                                    2,399,070
                                                                 ---------------
                                                                      16,068,662
                                                                 ---------------
                   FINANCIALS (0.5%)
   4,548,000       Dow Jones & Company, Inc.* <
                   8.000%, 12/29/11                                    4,618,949
                   E*TRADE Financial Corp.
   2,201,000       7.375%, 09/15/13                                    2,294,543
   1,518,000       7.875%, 12/01/15 <                                  1,631,850
     387,000       8.000%, 06/15/11                                      405,866
   1,706,000       Leucadia National Corp.
                   7.000%, 08/15/13                                    1,718,795
   1,194,000       Senior Housing Properties Trust
                   8.625%, 01/15/12                                    1,301,460
                                                                 ---------------
                                                                      11,971,463
                                                                 ---------------
                   HEALTH CARE (0.4%)
     569,000       Ameripath, Inc.
                   10.500%, 04/01/13                                     620,210
     341,000       Angiotech Pharmaceuticals, Inc. <
                   7.750%, 04/01/14                                      315,425

                See accompanying notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    569,000       Bio-Rad Laboratories, Inc.
                   7.500%, 08/15/13                              $       591,760
     654,000       Biovail Corp.
                   7.875%, 04/01/10                                      671,168
     250,000       DaVita, Inc. <
                   7.250%, 03/15/15                                      254,375
                   HCA, Inc.*
     398,000       9.125%, 11/15/14 <                                    424,368
     171,000       9.250%, 11/15/16                                      182,115
     182,000       Omnicare, Inc. <
                   6.875%, 12/15/15                                      180,635
   1,251,000       Psychiatric Solutions, Inc.
                   7.750%, 07/15/15                                    1,254,127
   2,013,000       Tenet Healthcare Corp.
                   9.250%, 02/01/15                                    2,018,032
   1,478,000       Valeant Pharmaceuticals International
                   7.000%, 12/15/11                                    1,426,270
   1,535,000       Vanguard Health Systems, Inc. <
                   9.000%, 10/01/14                                    1,579,131
                                                                 ---------------
                                                                       9,517,616
                                                                 ---------------
                   INDUSTRIALS (0.4%)
     756,000       American Airlines, Inc. <
                   7.250%, 02/05/09                                      774,900
     341,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                                      358,050
   1,876,000       CNH Global, NV
                   9.250%, 08/01/11                                    1,997,940
     227,000       FTI Consulting, Inc. <
                   7.625%, 06/15/13                                      233,526
     569,000       Gardner Denver, Inc.
                   8.000%, 05/01/13                                      596,027
   1,080,000       General Cable Corp. <
                   9.500%, 11/15/10                                    1,144,800
     515,000       H&E Equipment Service, Inc.
                   8.375%, 07/15/16                                      547,188
     427,000       Manitowoc Company, Inc.
                   10.500%, 08/01/12                                     458,491
     569,000       Sequa Corp.
                   8.875%, 04/01/08                                      587,493
     654,000       Trinity Industries, Inc.
                   6.500%, 03/15/14                                      645,825
     569,000       WESCO International, Inc.
                   7.500%, 10/15/17                                      574,690
     569,000       Westinghouse Air Brake Technologies
                   Corp.
                   6.875%, 07/31/13                                      566,155
     625,000       Williams Scotsman International,
                   Inc. <
                   8.500%, 10/01/15                                      653,125
                                                                 ---------------
                                                                       9,138,210
                                                                 ---------------
                   INFORMATION TECHNOLOGY (0.3%)
   2,078,000       Advanced Micro Devices, Inc.
                   7.750%, 11/01/12                                    2,129,950
     253,000       Anixter International, Inc.
                   5.950%, 03/01/15                                      240,666
     250,000       Avago Technologies* <
                   11.875%, 12/01/15                                     275,000

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    966,000       Celestica, Inc. <
                   7.875%, 07/01/11                              $       949,095
   1,933,000       Freescale Semiconductor, Inc.* <
                   8.875%, 12/15/14                                    1,933,000
     125,000       Sanmina-SCI Corp.
                   8.125%, 03/01/16                                      119,688
   1,194,000       SunGard Data Systems, Inc. <
                   9.125%, 08/15/13                                    1,262,655
                                                                 ---------------
                                                                       6,910,054
                                                                 ---------------
                   MATERIALS (0.3%)
     284,000       Agrium, Inc.
                   7.125%, 05/23/36                                      298,985
     341,000       Century Aluminum Company <
                   7.500%, 08/15/14                                      347,820
     993,000       Freeport-McMoRan Copper & Gold, Inc.
                   10.125%, 02/01/10                                   1,048,856
     250,000       Gibraltar Industries, Inc.
                   8.000%, 12/01/15                                      247,500
                   Ineos Group Holdings, PLC*
   1,535,000   EUR 7.875%, 02/15/16                                    1,890,606
     284,000       8.500%, 02/15/16 <                                    273,350
   1,137,000       IPSCO, Inc.
                   8.750%, 06/01/13                                    1,225,117
     341,000       P.H. Glatfelter Company
                   7.125%, 05/01/16                                      345,263
                   Union Carbide Corp.
   1,245,000       7.875%, 04/01/23 <                                  1,333,612
     984,000       7.500%, 06/01/25                                    1,016,020
     836,000       Westlake Chemical Corp. <
                   6.625%, 01/15/16                                      823,460
                                                                 ---------------
                                                                       8,850,589
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (0.2%)
   1,478,000       Alamosa Holdings, Inc. <
                   8.500%, 01/31/12                                    1,567,376
     193,000       Citizens Communications Company
                   9.000%, 08/15/31                                      208,922
     512,000       IPCS, Inc.
                   11.500%, 05/01/12                                     568,320
   1,023,000       Leap Wireless International, Inc.*
                   9.375%, 11/01/14                                    1,079,265
     739,000   CAD Rogers Cable, Inc.
                   7.250%, 12/15/11                                      685,924
     569,000       Sprint Nextel Corp.
                   11.000%, 07/31/10                                     611,624
     569,000       Syniverse Technologies, Inc.
                   7.750%, 08/15/13                                      573,267
   1,023,000       Windstream Corp.
                   8.625%, 08/01/16                                    1,121,464
                                                                 ---------------
                                                                       6,416,162
                                                                 ---------------
                   UTILITIES (0.1%)
   1,364,000       Edison International
                   7.730%, 06/15/09                                    1,411,740

                See accompanying notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  2,047,000       TXU Corp.
                   6.500%, 11/15/24                              $     1,905,847
                                                                 ---------------
                                                                       3,317,587
                                                                 ---------------
                         TOTAL CORPORATE BONDS                       124,010,189
                                                                 ---------------

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
               OPTIONS (0.9%)
                   CONSUMER DISCRETIONARY (0.3%)
       2,250       Comcast Corp.#
                   Call, 01/17/09, Strike $42.50                       2,058,750
         600       Garmin, Ltd.#
                   Call, 01/19/08, Strike $50.00                         447,000
       1,450       Harley-Davidson, Inc.#
                   Call, 01/17/09, Strike $70.00                       1,522,500
                   Nike, Inc.#
         560       Call, 01/17/09, Strike $100.00                        742,000
         560       Call, 01/17/09, Strike $90.00                       1,066,800
         760       Office Depot, Inc.#
                   Call, 01/19/08, Strike $40.00                         277,400
       1,100       Omnicom Group, Inc.#
                   Call, 01/17/09, Strike $100.00                      1,991,000
                                                                 ---------------
                                                                       8,105,450
                                                                 ---------------
                   CONSUMER STAPLES (0.1%)
       1,300       Kroger Company#
                   Call, 01/19/08, Strike $22.50                         598,000
         635       PepsiCo, Inc.#
                   Call, 01/19/08, Strike $60.00                         520,700
                                                                 ---------------
                                                                       1,118,700
                                                                 ---------------
                   ENERGY (0.0%)
         315       BJ Services Company#
                   Call, 01/19/08, Strike $40.00                          22,050
         500       Nabors Industries, Ltd.#
                   Call, 01/19/08, Strike $37.50                          77,500
         215       Petroleo Brasileiro, SA#
                   Call, 01/19/08, Strike $90.00                         371,950
         360       Schlumberger, Ltd.#
                   Call, 01/19/08, Strike $65.00                         284,400
         330       Weatherford International, Ltd.#
                   Call, 01/19/08, Strike $55.00                          44,550
                                                                 ---------------
                                                                         800,450
                                                                 ---------------
                   FINANCIALS (0.2%)
       1,150       Charles Schwab Corp.#
                   Call, 01/19/08, Strike $17.50                         350,750
          55       Chicago Mercantile Exchange
                   Holdings, Inc.#
                   Call, 01/19/08, Strike $510.00                        559,075
         650       E*TRADE Financial Corp.#
                   Call, 01/19/08, Strike $25.00                         208,000
                   Goldman Sachs Group, Inc.#
         265       Call, 01/17/09, Strike $195.00                      1,283,925
         175       Call, 01/19/08, Strike $190.00                        684,250
         360       Lehman Brothers Holdings, Inc.#
                   Call, 01/19/08, Strike $75.00                         520,200

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
         380       Merrill Lynch & Company, Inc.#
                   Call, 01/19/08, Strike $85.00                 $       564,300
                                                                 ---------------
                                                                       4,170,500
                                                                 ---------------
                   HEALTH CARE (0.0%)
         215       Allergan, Inc.#
                   Call, 01/19/08, Strike $110.00                        374,100
                                                                 ---------------
                   INDUSTRIALS (0.1%)
       1,400       General Dynamics Corp.#
                   Call, 01/17/09, Strike $75.00                       1,911,000
                                                                 ---------------
                   INFORMATION TECHNOLOGY (0.2%)
       2,100       Apple Computer, Inc.#
                   Call, 01/19/08, Strike $90.00                       2,667,000
         820       Hewlett-Packard Company#
                   Call, 01/19/08, Strike $40.00                         582,200
         750       Intuit, Inc.#
                   Call, 01/19/08, Strike $35.00                         181,875
         800       Motorola, Inc.#
                   Call, 01/19/08, Strike $22.50                         110,000
         580       NVIDIA Corp.#
                   Call, 01/19/08, Strike $40.00                         142,100
         230       Sandisk Corp.#
                   Call, 01/19/08, Strike $65.00                          32,775
                                                                 ---------------
                                                                       3,715,950
                                                                 ---------------
                   MATERIALS (0.0%)
         320       Alcan, Inc.#
                   Call, 01/19/08, Strike $55.00                         153,600
         849       Harmony Gold Mining Company, Ltd.#
                   Call, 01/19/08, Strike $15.00                         152,820
         230       United States Steel Corp.#
                   Call, 01/19/08, Strike $70.00                         456,550
                                                                 ---------------
                                                                         762,970
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (0.0%)
         500       America Movil, S.A. de CV#
                   Call, 01/19/08, Strike $40.00                         450,000
         350       NII Holdings, Inc.#
                   Call, 01/19/08, Strike $70.00                         474,250
                                                                 ---------------
                                                                         924,250
                                                                 ---------------
                      TOTAL OPTIONS                                   21,883,370
                                                                 ---------------
                   TOTAL SYNTHETIC CONVERTIBLE
                      SECURITIES
                   (Cost $146,353,890)                               145,893,559
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
CONVERTIBLE PREFERRED STOCKS (17.4%)
                   CONSUMER DISCRETIONARY (3.9%)
   2,652,400       Ford Motor Company Capital Trust II
                   6.500%                                             97,793,988
                                                                 ---------------
                   ENERGY (1.1%)
     110,000       Chesapeake Energy Corp.
                   6.250%                                             28,058,250
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
                   FINANCIALS (10.5%)
     850,000       Citigroup, Inc. (Genworth Financial,
                   Inc.)++&
                   5.020%                                        $    27,965,000
      27,600       Fortis Insurance, N.V. (Assurant, Inc.)*&
                   7.750%                                             39,139,560
     650,000       Genworth Financial, Inc.
                   6.000%                                             24,238,500
     725,000       Lazard, Ltd.
                   6.625%                                             31,617,250
   1,950,000       Lehman Brothers Holdings, Inc.
                   (General Mills, Inc.)&
                   6.250%                                             53,371,500
     460,000       Merrill Lynch & Co., Inc. (Nuveen
                   Investments, Inc.)&
                   6.750%                                             20,470,000
   1,400,000       Metlife, Inc.
                   6.375%                                             43,988,000
     470,000       National Australia Bank, Ltd.
                   7.875%                                             24,064,000
                                                                 ---------------
                                                                     264,853,810
                                                                 ---------------
                   HEALTH CARE (1.5%)
     639,000       Schering-Plough Corp.
                   6.000%                                             37,637,100
                                                                 ---------------
                   UTILITIES (0.4%)
     200,000       Southern Union Company
                   5.000%                                             10,593,000
                                                                 ---------------
                   TOTAL CONVERTIBLE PREFERRED
                      STOCKS
                   (Cost $405,558,997)                               438,936,148
                                                                 ---------------
COMMON STOCKS (66.0%)
                   CONSUMER DISCRETIONARY (5.0%)
     400,000       Carnival Corp.                                     20,624,000
     300,000       CBS Corp.                                           9,351,000
     340,000   SEK Hennes & Mauritz AB                                18,394,377
     550,000       Home Depot, Inc. <                                 22,407,000
      51,950       Idearc, Inc. < #                                    1,684,219
     375,000       Mattel, Inc.                                        9,135,000
     375,000       Tupperware Corp. <                                  8,748,750
     450,000       V.F. Corp. <                                       34,141,500
                                                                 ---------------
                                                                     124,485,846
                                                                 ---------------
                   CONSUMER STAPLES (8.9%)
     320,000       Altria Group, Inc. <                               27,964,800
     350,000       Anheuser-Busch Companies, Inc.                     17,839,500
   1,300,000       Coca-Cola Company <                                62,244,000
     425,000       H. J. Heinz Company <                              20,026,000
     250,000       Kraft Foods, Inc. <                                 8,730,000
     410,000       Procter & Gamble Company                           26,596,700
     840,000       Reynolds American, Inc. <                          54,180,000
     156,200       Universal Corp.                                     7,549,146
                                                                 ---------------
                                                                     225,130,146
                                                                 ---------------
                   ENERGY (6.0%)
     775,000       Chevron Corp. <                                    56,482,000
     550,000       ConocoPhillips                                     36,525,500
     250,000       Marathon Oil Corp.                                 22,585,000

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
     295,000       PetroChina Company, Ltd. <                    $    36,382,350
                                                                 ---------------
                                                                     151,974,850
                                                                 ---------------
                   FINANCIALS (13.1%)
     500,000       Bank of America Corp. <                            26,290,000
   1,372,000       Citigroup, Inc.                                    75,638,360
     250,000       Federal Home Loan Mortgage Corp. <                 16,232,500
     777,000       Federal National Mortgage Association              43,923,810
     600,000       J.P. Morgan Chase & Company                        30,558,000
     158,074       Lincoln National Corp.                             10,613,088
     500,000       U.S. Bancorp <                                     17,800,000
     360,000       Wachovia Corp. <                                   20,340,000
   2,000,000       Washington Mutual, Inc.                            89,180,000
                                                                 ---------------
                                                                     330,575,758
                                                                 ---------------
                   HEALTH CARE (12.6%)
     525,000       Abbott Laboratories                                27,825,000
     300,000       Eli Lilly and Company                              16,236,000
   1,600,000       Johnson & Johnson                                 106,880,000
   1,755,000       Merck & Company, Inc.                              78,536,250
   3,300,000       Pfizer, Inc.                                       86,592,000
                                                                 ---------------
                                                                     316,069,250
                                                                 ---------------
                   INDUSTRIALS (4.1%)
   1,175,000       General Electric Company                           42,358,750
     450,000       Masco Corp. <                                      14,395,500
     350,000       R.R. Donnelley & Sons Company <                    12,985,000
     435,000       Raytheon Company                                   22,576,500
     375,000       Tyco International, Ltd. <                         11,955,000
                                                                 ---------------
                                                                     104,270,750
                                                                 ---------------
                   INFORMATION TECHNOLOGY (7.4%)
     450,000       Cisco Systems, Inc.#                               11,965,500
     615,000       Electronic Data Systems Corp. <                    16,180,650
     850,000       Hewlett-Packard Company <                          36,788,000
     570,000       Infosys Technologies, Ltd. <                       33,060,000
   1,382,000       Intel Corp.                                        28,966,720
   1,225,000       Microsoft Corp.                                    37,803,500
     500,000       Nokia Corp.#                                       11,050,000
     600,000       Oracle Corp.#                                      10,296,000
                                                                 ---------------
                                                                     186,110,370
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (8.9%)
   4,044,875       AT&T, Inc.                                        152,208,646
     823,500   CAD BCE Inc.                                           21,651,164
   1,500,000   GBP BT Group, PLC#                                      9,067,600
   1,039,000       Verizon Communications, Inc.                       40,022,280
                                                                 ---------------
                                                                     222,949,690
                                                                 ---------------
                   TOTAL COMMON STOCKS
                   (Cost $1,436,575,886)                           1,661,566,660
                                                                 ---------------

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
PUT OPTIONS (0.2%)
                   FINANCIALS (0.2%)
       1,930       S & P 500 Index#
                   Put, 12/22/07, $350.00
                   (Cost $7,474,890)                                   5,259,250
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              VALUE
------------                                                     ---------------
SHORT-TERM INVESTMENT (0.9%)
                   COMMERCIAL PAPER (0.9%)
$ 23,850,000       Citigroup, Inc.
                   5.210%, 02/01/07
                   (Cost $23,850,000)                            $    23,850,000
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (14.3%)
 360,016,000       Bank of New York Institutional Cash
                   Reserve Fund
                   current rate 5.384%
                   (Cost $360,016,000)                               360,016,000
                                                                 ---------------
TOTAL INVESTMENTS (156.6%)
(Cost $3,626,850,789)                                              3,943,767,882
                                                                 ---------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-14.3%)                  (360,016,000)
                                                                 ---------------
OTHER ASSETS, LESS LIABILITIES (0.6%)                                 15,105,155
                                                                 ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS
   PAYABLE (-42.9%)                                               (1,081,058,120)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)            $ 2,517,798,917
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $216,195,255 or 8.6% of net assets.

<    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD Canadian Dollar

EUR European Monetary Unit

GBP British Pound Sterling

SEK Swedish Krona

                See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Strategic Total Return Fund (the "Fund") was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

PORTFOLIO VALUATION. The valuation of the Fund's portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2007.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on a Federal income tax basis as of January 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.

Cost basis of investments                    $3,638,504,145
                                             --------------
Gross unrealized appreciation                   371,315,196
Gross unrealized depreciation                   (66,051,459)
                                             --------------
Net unrealized appreciation (depreciation)   $  305,263,737
                                             --------------

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 3 - FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward foreign currency contracts at January 31, 2007.

NOTE 4 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of
B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 6 - INTEREST RATE TRANSACTIONS

Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation).

Details of the interest rate swap agreements outstanding as of January 31, 2007 were as follows:

                                                                               Unrealized
                Termination     Notional      Fixed Rate    Floating Rate     Appreciation
Counterparty       Date       Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
------------   ------------   ------------   -----------   ---------------   --------------
Citibank NA    June 4, 2007      150,000        3.61%        1month LIBOR       1,066,651
Citibank NA    June 4, 2009      200,000        4.34%        1month LIBOR       3,730,576
                                                                               ----------
                                                                               $4,797,227
                                                                               ==========

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 7 - SECURITIES LENDING

For the three-month period ended January 31, 2007, the Fund loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. At January 31, 2007, the Fund had securities valued at $349,735,117 that were on loan to broker-dealers and banks and $360,016,000 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 28, 2007